Annual Total Returns - FidelityInternationalDiscoveryFund-KPRO - FidelityInternationalDiscoveryFund-KPRO - Fidelity International Discovery Fund - Fidelity International Discovery Fund - Class K	Dec. 30, 2024
Bar Chart Table:
Annual Return 2014	(5.47%)
Annual Return 2015	4.94%
Annual Return 2016	(5.62%)
Annual Return 2017	31.86%
Annual Return 2018	(17.03%)
Annual Return 2019	27.64%
Annual Return 2020	21.52%
Annual Return 2021	11.26%
Annual Return 2022	(24.73%)
Annual Return 2023	14.29%